Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Stockpiles	$ 1,554	$ 1,585
Concentrates	3,839	6,647
Supplies and spare parts	15,406	13,077
Total	$ 20,799	$ 21,309